UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins         New York, New York            February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $1,103,069
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.               Form 13F File                  Number Name

1                 28-10358                       KING STREET CAPITAL, LTD.

2                 28-10355                       BRIAN J. HIGGINS

3                 28-10357                       O. FRANCIS BIONDI, JR.

4                 28-                            KING STREET CAPITAL, L.P.

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

                                                    FORM 13F INFORMATION TABLE

                                              King Street Capital Management, L.L.C.
                                                         December 31, 2003
COLUMN 1                   COLUMN 2          COLUMN 3   COLUMN 4             COLUMN 5           COLUMN 6   COLUMN 7   COLUMN 8

                                                        VALUE         SHRS OR     SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1000)      PRN AMT     PRN CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
AK STL HLDG CORP           COM               001547108      2,550      500,000   SH          Defined     1, 2, 3,4         X
AK STL HLDG CORP           COM               001547108      1,734      340,000   SH          Defined              1        X
AK STL HLDG CORP           COM               001547108        816      160,000   SH          Defined              4        X

ALTRIA GROUP INC           CALL              02209S903     21,768      400,000        CALL   Defined     1, 2, 3,4         X
ALTRIA GROUP INC           CALL              02209S903     14,802      272,000        CALL   Defined              1        X
ALTRIA GROUP INC           CALL              02209S903      6,966      128,000        CALL   Defined              4        X

ARCH WIRELESS INC          CL A              039392709      5,960      301,000   SH          Defined     1, 2, 3,4         X
ARCH WIRELESS INC          CL A              039392709      3,874      195,650   SH          Defined              1        X
ARCH WIRELESS INC          CL A              039392709      2,086      105,350   SH          Defined              4        X

CHENIERE ENERGY INC        COM NEW           16411R208        365       31,200   SH          Defined     1, 2, 3,4         X
CHENIERE ENERGY INC        COM NEW           16411R208        248       21,216   SH          Defined              1        X
CHENIERE ENERGY INC        COM NEW           16411R208        117        9,984   SH          Defined              4        X

CNA FINL CORP              PUT               126117950        848       35,200        PUT    Defined     1, 2, 3,4         X
CNA FINL CORP              PUT               126117950        576       23,900        PUT    Defined              1        X
CNA FINL CORP              PUT               126117950        272       11,300        PUT    Defined              4        X

DOBSON COMMUNICATIONS
  CORP                     CL A              256069105      3,285      500,000   SH          Defined     1, 2, 3,4         X
DOBSON COMMUNICATIONS
  CORP                     CL A              256069105      2,233      339,909   SH          Defined              1        X
DOBSON COMMUNICATIONS
  CORP                     CL A              256069105      1,052      160,091   SH          Defined              4        X

DURBAN ROODEPOORT
  DEEP LTD                 SPONSORED ADR     266597301      6,182    1,950,000   SH          Defined     1, 2, 3,4         X
DURBAN ROODEPOORT
  DEEP LTD                 SPONSORED ADR     266597301      4,203    1,326,000   SH          Defined              1        X
DURBAN ROODEPOORT
  DEEP LTD                 SPONSORED ADR     266597301      1,978      624,000   SH          Defined              4        X

EL PASO CORP               COM               28336L109         98       12,000   SH          Defined     1, 2, 3,4         X
EL PASO CORP               COM               28336L109         64        7,800   SH          Defined              1        X
EL PASO CORP               COM               28336L109         34        4,200   SH          Defined              4        X

FIRSTENERGY CORP           COM               337932107      5,280      150,000   SH          Defined     1, 2, 3,4         X
FIRSTENERGY CORP           COM               337932107      3,590      102,000   SH          Defined              1        X
FIRSTENERGY CORP           COM               337932107      1,690       48,000   SH          Defined              4        X

HCA INC                    PUT               404119959     21,480      500,000        PUT    Defined     1, 2, 3,4         X
HCA INC                    PUT               404119959     14,606      340,000        PUT    Defined              1        X
HCA INC                    PUT               404119959      6,874      160,000        PUT    Defined              4        X


KINDRED HEALTHCARE INC     *W EXP 04/20/200  494580129      8,249      374,100   WTS         Defined     1, 2, 3,4         X
KINDRED HEALTHCARE INC     *W EXP 04/20/200  494580129      5,609      254,388   WTS         Defined              1        X
KINDRED HEALTHCARE INC     *W EXP 04/20/200  494580129      2,640      119,712   WTS         Defined              4        X

MASSEY ENERGY CORP         COM               576206106     14,560      700,000   SH          Defined     1, 2, 3,4         X
MASSEY ENERGY CORP         COM               576206106      9,901      476,000   SH          Defined              1        X
MASSEY ENERGY CORP         COM               576206106      4,659      224,000   SH          Defined              4        X

MCDERMOTT INTL INC         COM               580037109     21,624    1,809,500   SH          Defined     1, 2, 3,4         X
MCDERMOTT INTL INC         COM               580037109     14,704    1,230,460   SH          Defined              1        X
MCDERMOTT INTL INC         COM               580037109      6,920      579,040   SH          Defined              4        X

PG&E CORP                  COM               69331C108    350,444   12,619,500   SH          Defined     1, 2, 3,4         X
PG&E CORP                  COM               69331C108    227,788    8,202,675   SH          Defined              1        X
PG&E CORP                  COM               69331C108    122,655    4,416,825   SH          Defined              4        X

SAFEWAY INC                PUT               786514958     13,146      600,000        PUT    Defined     1, 2, 3,4         X
SAFEWAY INC                PUT               786514958      8,939      408,000        PUT    Defined              1        X
SAFEWAY INC                PUT               786514958      4,207      192,000        PUT    Defined              4        X

SBC COMMUNICATIONS INC     CALL              78387G903     25,770    1,000,000        CALL   Defined     1, 2, 3,4         X
SBC COMMUNICATIONS INC     CALL              78387G903     17,524      680,000        CALL   Defined              1        X
SBC COMMUNICATIONS INC     CALL              78387G903      8,246      320,000        CALL   Defined              4        X

TENET HEALTHCARE CORP      PUT               88033G950      8,025      500,000        PUT    Defined     1, 2, 3,4         X
TENET HEALTHCARE CORP      PUT               88033G950      5,216      325,000        PUT    Defined              1        X
TENET HEALTHCARE CORP      PUT               88033G950      2,809      175,000        PUT    Defined              4        X

TEXAS GENCO HLDGS INC      COM               882443104      2,925       90,000   SH          Defined     1, 2, 3,4         X
TEXAS GENCO HLDGS INC      COM               882443104      1,901       58,500   SH          Defined              1        X
TEXAS GENCO HLDGS INC      COM               882443104      1,024       31,500   SH          Defined              4        X

TRICO MARINE SERVICES INC  COM               896106101      2,238    1,250,000   SH          Defined     1, 2, 3,4         X
TRICO MARINE SERVICES INC  COM               896106101      1,522      850,000   SH          Defined              1        X
TRICO MARINE SERVICES INC  COM               896106101        716      400,000   SH          Defined              4        X

VERIZON COMMUNICATIONS     CALL              92343V904     35,080    1,000,000        CALL   Defined     1, 2, 3,4         X
VERIZON COMMUNICATIONS     CALL              92343V904     23,854      680,000        CALL   Defined              1        X
VERIZON COMMUNICATIONS     CALL              92343V904     11,226      320,000        CALL   Defined              4        X

WHEELING PITTSBURGH CORP   COM NEW           963142302      1,659       68,000   SH          Defined     1, 2, 3,4         X
WHEELING PITTSBURGH CORP   COM NEW           963142302      1,128       46,240   SH          Defined              1        X
WHEELING PITTSBURGH CORP   COM NEW           963142302        531       21,760   SH          Defined              4        X
                                                       1,103,069




03853.0002 #457768